Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 139,125	$ 130,345
Less: Allowance for credit losses for accounts receivable	(2,861)	(3,045)
Total	$ 136,264	$ 127,300